ENTITY WIDE DISCLOSURES (Schedule of Disaggregated Revenue by Revenue Type and Performance Obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Total revenues	$ 103,270	$ 84,981	$ 64,540
Software products [Member]
Revenues:
Total revenues	44,618	39,300	28,655
Hardware products [Member]
Revenues:
Total revenues	2,747	3,254	2,200
Support and maintenance [Member]
Revenues:
Total revenues	46,019	37,155	27,966
Professional services [Member]
Revenues:
Total revenues	$ 9,886	$ 5,272	$ 5,719